SHARED SERVICES AGREEMENT (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Schedule Of General Administrative And Other Operating Expenses [Line Items]
Compensation Expenses		$ 5,288	$ 6,357
Total Operating Expenses		11,181	17,751
Shared Services Agreement
Schedule Of General Administrative And Other Operating Expenses [Line Items]
Compensation Expenses	[1]	63	116
Rent and Utilities		257	132
Office Services and Supplies		36	26
Telephone		34	18
Other		67	50
Total Operating Expenses		$ 457	$ 342

[1]	Compensation expenses are net of services charged to WDM. During the years ended December 31, 2015, and 2014, the Company charged approximately $34 and $61 of expenses, respectively, related to such services.